Long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total debt	$ 212,333	$ 0
Less: Current portion of long-term debt	(19,062)	0
Long-term debt	193,271	0
Export credit tranche [Member]
Debt Instrument [Line Items]
Total debt	168,640	0
FSRU tranche [Member]
Debt Instrument [Line Items]
Total debt	43,693	0
Mooring tranche [Member]
Debt Instrument [Line Items]
Total debt	$ 0	$ 0